CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor
Revenues
Admissions	$ 548,632,000	$ 1,847,327,000	$ 816,031,000	$ 1,721,295,000
Food and beverage	229,739,000	786,912,000	342,130,000	689,680,000
Other theatre	33,121,000	115,189,000	47,911,000	111,002,000
Total revenues	811,492,000	2,749,428,000	1,206,072,000	2,521,977,000
Operating costs and expenses
Film exhibition costs	291,561,000	976,912,000	436,539,000	916,054,000
Food and beverage costs	30,545,000	107,325,000	47,326,000	93,581,000
Operating expense	230,434,000	726,641,000	297,328,000	696,783,000
Rent	143,374,000	451,828,000	189,086,000	445,326,000
General and administrative:
Merger, acquisition and transaction costs	3,366,000	2,883,000	172,000	2,622,000
Management fee			2,500,000	5,000,000
Other	29,110,000	97,288,000	27,025,000	51,776,000
Depreciation and amortization	71,633,000	197,537,000	80,971,000	212,817,000
Impairment of long-lived assets				285,000
Operating costs and expenses	800,023,000	2,560,414,000	1,080,947,000	2,424,244,000
Operating income (loss)	11,469,000	189,014,000	125,125,000	97,733,000
Other expense (income)
Other expense (income)	49,000	(1,415,000)	960,000	1,402,000
Interest expense:
Corporate borrowings	45,259,000	129,963,000	67,614,000	161,645,000
Capital and financing lease obligations	1,873,000	10,264,000	2,390,000	5,968,000
Equity in (earnings) losses of non-consolidated entities	2,480,000	(47,435,000)	(7,545,000)	(12,559,000)
Investment expense (income)	290,000	(2,084,000)	(41,000)	17,641,000
Total other expense	49,951,000	89,293,000	63,378,000	174,097,000
Earnings (loss) from continuing operations before income taxes	(38,482,000)	99,721,000	61,747,000	(76,364,000)
Income tax provision (benefit)	3,500,000	(263,383,000)	2,500,000	2,015,000
Earnings (loss) from continuing operations	(41,982,000)	363,104,000	59,247,000	(78,379,000)
Earnings (loss) from discontinued operations, net of income taxes	(688,000)	1,296,000	35,153,000	(3,609,000)
Net earnings (loss)	$ (42,670,000)	$ 364,400,000	$ 94,400,000	$ (81,988,000)